(12) Commitments and Contingencies	9 Months Ended
Jun. 30, 2013
Notes
(20) Commitments and Contingencies

(20)         COMMITMENTS AND CONTINGENCIES

Legal Matters

Lazar Leybovich et al v. SecureAlert, Inc.  On March 29, 2012, Lazar Leybovich, Dovie Leybovich and Ben Leybovich filed a complaint in the 11th Circuit Court in and for Miami-Dade County, Florida alleging breach of contract with regard to certain stock redemption agreements with the Company.  The complaint was subsequently withdrawn by the plaintiffs.  An amended complaint was filed by the plaintiffs on November 15, 2012.  The Company believes these allegations are inaccurate and intends to defend the case vigorously. The Company has not accrued any potential loss as the probability of incurring a material loss is deemed remote by management, after consultation with outside legal counsel.

Camacho Melendez et al v. Commonwealth of Puerto Rico and International Surveillance Services Corporation.  On April 24, 2012 the plaintiffs filed suit against the Commonwealth of Puerto Rico and ISS, claiming negligence by ISS and the government of the Commonwealth of Puerto Rico resulting in the death of a woman.  The complaint seeks damages of $2,110,000.  The Company is in discussions with the government of the Commonwealth of Puerto Rico to resolve this matter and to obtain a complete release of all claims; the Company expects to finalize this matter before the end of the fiscal year.

Integratechs v. SecureAlert, Inc.       On March 14, 2013, Integratechs, Inc., filed a suit in the Fourth Judicial District Court of Utah County, claiming the Company breached a contract for computer services and intentionally interfered with its economic relations.  The Company believes the allegations are inaccurate and will defend the case vigorously.

Christopher P. Baker v. SecureAlert, Inc.        In February 2013, Mr. Baker filed suit against the Company in the Third Judicial District Court in and for Salt Lake County, State of Utah.  Mr. Baker asserts that the Company breached a 2006 consulting agreement with him and claims damages of not less than $210,000.  The Company disputes plaintiff’s claims and will defend the case vigorously.

Scenario, Previously Reported
Notes
(20) Commitments and Contingencies

(12)         Commitments and Contingencies

Legal Matters

Lazar Leybovich et al v. SecureAlert, Inc.  On March 29, 2012, Lazar Leybovich, Dovie Leybovich and Ben Leybovich filed a complaint in the 11th Circuit Court in and for Miami-Dade County, Florida alleging breach of contract with regard to certain Stock Redemption Agreements with the Company.  The complaint was subsequently withdrawn by the plaintiffs.  An amended complaint was filed by the plaintiffs on November 15, 2012.   The Company believes these allegations are inaccurate and intends to defend the case vigorously. The Company has not accrued any potential loss as the probability of incurring a material loss is deemed remote by management, after consultation with legal counsel.

Larry C. Duggan v. Court Programs of Florida, Inc. and SecureAlert, Inc.  On March 26, 2012, Mr. Duggan filed a complaint in the 9th Circuit Court in and for Orange County, Florida alleging malicious prosecution, abuse of process and negligent infliction of emotional distress against the Company and its subsidiary.  The case resulted from actions of a former agent of the Company’s subsidiary.  The Company intends to defend itself in this matter. The Company has not accrued any potential loss as the probability of incurring a material loss is deemed remote by management, after consultation with legal counsel.

Camacho Melendez et al v. Commonwealth of Puerto Rico and International Surveillance Services Corporation  On April 24, 2012 the plaintiffs filed suit against the Commonwealth of Puerto Rico and International Surveillance Services Corporation, a wholly-owned subsidiary of the Company, claiming negligence by the Company and the government of the Commonwealth of Puerto Rico resulting in the death of a woman.  The complaint seeks damages of $2,110,000.  The Company is vigorously defending this case and believes it acted appropriately.  The Company has not accrued any potential loss as the probability of incurring a material loss is deemed remote by management, after consultation with legal counsel.

RACO Wireless LLC v SecureAlert, Inc. On October 12, 2010, RACO Wireless, LLC (“RACO”) filed a complaint alleging that the Company breached a contract by failing to place a sufficient number of RACO SIM chips in its new activations of monitoring devices.  The Company denied these allegations and filed a counterclaim against RACO.  During the fiscal year ended September 30, 2011, the parties agreed to settle this litigation. As part of the settlement agreement, the Company granted RACO warrants to purchase 6,000,000 shares of the Company’s common stock at an exercise price of $0.098 per share, valued at $253,046 using the Black-Scholes valuation model during the quarter ended December 31, 2011.  The Company was late in making some required payments to RACO and RACO filed a complaint on June 4, 2012. The Company is current on its payments and is disputing RACO’s claims.

Grenier v. Court Programs of Florida, Inc. The estate of Brooke Grenier filed suit against Court Programs of Florida, Inc., a subsidiary or SecureAlert, in the Circuit Court of the 19th Judicial Circuit in and for Indian River County, Florida.  The suit alleges negligence leading to the death of Ms. Grenier. We assert no negligence and are vigorously defending the claims made against Court Programs of Florida, Inc.

Data Subscriber Service Agreement

During the fiscal year ended September 30, 2012, the Company entered into a data subscriber service agreement wherein the Company agreed to a prepayment schedule with a vendor to provide Subscriber Identity Module (SIM) cards and mobile data services to the Company, at reduced rates, with the intent to settle a dispute and reduce communication costs in connection with the monitoring of the Company’s TrackerPAL® and ReliAlert devices.

As of September 30, 2012, the future minimum payments under the data subscriber service agreements are as follows:

Fiscal Years	Amount
2013	$ 300,000
2014	300,000
2015	300,000
Thereafter	-
Total	$ 900,000

Operating Lease Obligations

The following table summarizes the Company’s contractual obligations as of September 30, 2012:

Fiscal Year	Total

2013	$ 463,902
2014	157,014
2015	22,113
Thereafter	0

Total	$ 643,029

The total operating lease obligations of $643,029 consist of the following: $626,752 from facilities operating leases and $16,277 from equipment leases.  During the fiscal years ended September 30, 2012 and 2011, the Company paid approximately $535,855 and $473,029, in lease payment obligations, respectively.

Intellectual Property Settlement

In January 2010, the Company entered into an intellectual property settlement agreement with an entity whereby the Company agreed to begin paying the greater of a 6 percent royalty or $0.35 per activated device of monitoring revenues, subject to certain adjustments.

Indemnification Agreements

In November 2001, the Company agreed to indemnify officers and directors of the Company against personal liability incurred by them in the conduct of their duties for the Company. In the event that any of the officers or directors of the Company are sued or claims or actions are brought against them in connection with the performance of their duties and the individual is required to pay an amount, the Company will immediately repay the obligation together with interest thereon at the greater of 10 percent per year or the interest rate of any funds borrowed by the individual to satisfy their liability.

Cellular Access Agreement

During the fiscal year ended September 30, 2010, the Company entered into several agreements with cellular organizations to provide communication services. The cost to the Company during the fiscal years ended September 30, 2012 and 2011 was $961,994 and $650,230, respectively.  These amounts are included in cost of sales.